Principal joint ventures - Summary of joint ventures (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Number of shares held	0	0	0
Minera Escondida Limitada [Member]
Disclosure of joint ventures [line items]
Group interest (%)	30.00%
Sohar Aluminium Co. L.L.C.
Disclosure of joint ventures [line items]
Group interest (%)	20.00%
Sohar Aluminium Co. L.L.C. | Ordinary [Member]
Disclosure of joint ventures [line items]
Number of shares held	37,500
Proportion of class held (%)	20.00%
Group interest (%)	20.00%